Financial obligations (Tables)	12 Months Ended
Dec. 31, 2025
Financial obligations
Schedule of financial obligations
(a)	This caption is made up as follow:

	2025	2024
	US$(000)	US$(000)
Compañía de Minas Buenaventura S.A.A.
Bonds -
Senior Notes at 6.80% due 2032 (b)	635,880	—
Senior Notes at 5.50% due 2026 (c)	—	546,184

Empresa de Generación Huanza S.A. (e)
Banco de Crédito del Perú – Finance lease	66,375	73,125

Lease liabilities
Finance lease	7,412	7,473
Total financial obligations	709,667	626,782

Classification by maturity:
Current portion	8,929	9,169
Non-current portion	700,738	617,613
Total financial obligations	709,667	626,782

Summary of minimum future rents payable
(f)	The long-term portion of the financial obligations held by the Group matures as follows:

	2025	2024
	US$(000)	US$(000)

Between 1 and 2 years	2,957	8,566
Between 2 and 5 years	60,689	610,718
More than 5 years	651,213	2,145
	714,859	621,429
Debt issuance costs	(14,121)	(3,816)

	700,738	617,613

Schedule of reconciliation of liabilities arising from financing activities
(g)	Below is presented the:

	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Beginning balance	626,782	706,580	738,534

Bonds -
Issuance of bonds Senior Notes 6.80%	650,000	—	—
Payment of bonds Senior Notes 5.50%	(550,000)	—	—
Cost of debt issuance	(15,657)	—	—
Amortization of debt issuance costs in results, note 28(a)	2,062	2,122	2,082
Derecognition of bonds issuance Senior Notes, at 5.50%, note 28(a)	3,289	—	—

Financial obligations -
Payments	(6,750)	(79,602)	(31,034)
Reversal of the amortized cost of the syndicated loan	—	—	(85)
Amortization of debt issuance costs in results, note 28(a)	—	700	155

Lease obligations -
Additions and estimate changes	2,640	497	1,137
Accretion expense, note 28(a)	667	623	266
Payments	(3,366)	(4,138)	(4,475)
Final balance	709,667	626,782	706,580